Investments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Investments
12	Investments

a.	Short-term investments

	2021	2020
Securities (a)	151,866	9,929

Short-term investments	151,866	9,929

(a)	Short-term investments are liquid investment funds, with portfolios made of term deposits, equities, government bonds, and other short-term liquid securities.

b.	Long-term investments

	2021	2020
Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia (a)	9,076	—
Patria Infra Energia Core FIP EM Infraestrutura	5,085	—
Patria Crédito Estruturado Fundo de Investimento em Direitos Creditorios	1,765	—
Patria Brazil Real Estate Fund II, L.P. (b)	768	1,146
Patria Infra Energia Core Feeder FIP	515	—
Patria Private Equity Fund VI, L.P.	363	130
PBPE Fund V (Ontario), L.P. (formerly Patria Brazilian Private Equity Fund V, L.P.)	194	89
PBPE Fund IV (Ontario), L.P. (formerly Patria Brazilian Private Equity Fund IV, L.P.)	123	102
Patria Infra Energia Core Feeder II FIP	109	—
PI Fund II (Ontario), L.P. (formerly Patria Infrastructure Fund II, L.P.)	87	44
PI Fund III (Ontario), L.P. (formerly Patria Infrastructure Fund III, L.P.)	37	61
Patria Brazil Real Estate Fund III, L.P.	28	32
PBPE Fund III (Ontario), L.P. (b) (formerly Patria Brazilian Private Equity Fund III, L.P.)	28	369
Patria Infrastructure Fund IV, L.P.	15	1
Patria lnfrastructure II LAP Co-lnvest UK, L.P.	3	3
Patria Alphaville Co-Invest, L.P.	2	4
Patria Farmland Fund I, L.P.	1	1
Other investments	79	4

Long-term investments	18,278	1,986

These investments in securities will be maintained until the investment funds’ respective termination dates and are measured at fair value. The Group’s ownership interest in each of these investments range from 0.00006% to 4.44972%.

(a)
Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia was incorporated to include investments relating to the launch of a new growth equity strategy for venture capital transactions. During November 2021, a minority investment interest was acquired through fully owned holding entity Inicio Participações S.A. in Startse Informações e Sistemas S/A (“Startse”), a late-stage venture capital entity in Brazil encompassing an education platform and a crowdfunding platform for startups.

(b)
This company is subject to a participating share held by a related party in Patria Brazilian Private Equity III, Ltd., and Patria Brazil Real Estate Fund General Partner II, Ltd. that gives it the right to all returns and the related asset. Consequently, the Group has recorded a liability in the same amount (see notes 17b and 30c).